6. Investment (Details Narrative) (Sept 2020 Note) - USD ($)	2 Months Ended	4 Months Ended	12 Months Ended
	Feb. 25, 2019	May 08, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Impairment of investment			$ 7,070,841	$ 0
Investment value			4,193,597	$ 0	$ 6,672,019
Common Stock of GN [Member]
Stock exchanged, shares received		3,671,597
Common Stock
Shares given in business combination	7,988,963
Stock exchanged, shares exchanged		5,507,400
GN Ventures [Member] | Common Stock of GN [Member]
Shares acquired in business combination	3,712,500
GN Ventures [Member] | Warrants of GN [Member]
Shares acquired in business combination	2,500,000
GN Ventures [Member]
Impairment of investment			7,070,841
GN Ventures [Member]
Consideration transferred	$ 11,264,438
Impairment of investment		$ 2,478,422	7,070,841
Investment value			$ 4,193,597		$ 6,672,019